Nature of Operations and Continuance of Business	6 Months Ended
Jun. 30, 2011
Nature of Operations and Continuance of Business

The condensed interim financial statements included herein, presented in accordance with United States generally accepted accounting principles and stated in US dollars, have been prepared by the Company, without audit, pursuant to the rules and regulations of the Securities and Exchange Commission. Certain information and footnote disclosures normally included in financial statements prepared in accordance with generally accepted accounting principles have been condensed or omitted pursuant to such rules and regulations, although the Company believes that the disclosures are adequate to make the information presented not misleading.

These statements reflect all adjustments, consisting of normal recurring adjustments, which, in the opinion of management, are necessary for fair presentation of the information contained therein. It is suggested that these interim financial statements be read in conjunction with the financial statements of the Company for the period ended January 31, 2011 and notes thereto included in the Company's Form 8-K filed with the SEC on February 22, 2011. The Company follows the same accounting policies in the preparation of interim reports.

Darlington Mines Ltd. (the “Company”) was incorporated in the State of Nevada on August 23, 2006. From August 23, 2006 to February 15, 2011 we were first, an exploration stage corporation, and recently a development stage corporation.

The Board of Directors of the Company approved a 12:1 forward stock split by way of stock dividend (the “Split”), which was approved by The Financial Industry Regulatory Authority (“FINRA”) and the Company issued a dividend of eleven shares of common stock of the Company for each share of common stock issued and outstanding as of the record date of February 4, 2011. The stock dividend increased the number of the Company’s issued and outstanding common stock to 42,180,000 from 3,515,000. The stock dividend did not affect the number of the Company’s authorized common stock, which remains at 100,000,000.

On February 15, 2011 (the “Closing”) the Company closed a voluntary share exchange transaction (the Share Exchange Transaction”) with The Pulse Beverage Corporation (“Pulse”) by and among the Company, Pulse and the stockholders of Pulse (the “Pulse Stockholders”). The Pulse Beverage Corporation manufactures, distributes and markets the PULSE® brand of beverages containing functional ingredients that have been shown to promote health. PULSE® beverages are unique in that they were developed by Baxter Healthcare Corporation and contain ingredients that are widely considered to be critical to adult health. Pulse owns all the formulations, rights and trademarks relating to the PULSE® brand of beverages. The Company now owns the right to use the following Side Panel Statement: “Formulation developed under license from BAXTER HEALTHCARE CORPORATION”. This right is in perpetuity and does not require any royalty payments. On Closing the Company’s former President, Chief Executive Officer, Chief Financial Officer, Treasurer and Secretary, agreed to surrender 26,660,000 shares of the Company’s common stock to the Company for cancellation. As a result of the Share Exchange Transaction, Pulse Stockholders received 13,280,000 shares of Darlington Mines Ltd. in exchange for 100% of the issued and outstanding common stock of Pulse representing approximately 46% of Darlington Mines Ltd. 28,800,000 issued and outstanding shares of common stock. Pulse became a wholly-owned subsidiary. In order to better reflect the Company’s business operations and to change the Company’s name, subsequent to the acquisition of Pulse, effective February 16, 2011, the Company filed Articles of Merger with the Secretary of State of Nevada and filed a Statement of Merger with the Colorado Secretary of State, in order to effectuate a parent/subsidiary merger. The merged Company’s name was changed to “The Pulse Beverage Corporation”. The Company’s stock symbol is OTCBB:PLSB.

For accounting purposes, the acquisition of Pulse was accounted for as a purchase of the assets of Pulse by the Company under the purchase method for business combinations. Consequently, the historical financial statements of the Company continue as the Company’s historical financial statements and the operations of Pulse will be included from February 15, 2011, being the date of acquisition.

These financial statements have been prepared on a going concern basis, which implies the Company will continue to realize its assets and discharge its liabilities in the normal course of business. The Company has not generated any revenues to date and will not generate revenues until the Company begins operations. The continuation of the Company as a going concern is dependent upon the ability of the Company to obtain further equity financing to fund its growth strategy and attain profitability. As at June 30, 2011, the Company had working capital of $306,179. All of these factors raise substantial doubt regarding the Company’s ability to continue as a going concern. These financial statements do not include any adjustments to the recoverability and classification of recorded asset amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

The Company received $1,025,000 and issued, on February 28, 2011, 1,025,000 common shares pursuant to a non-brokered private placement of shares at $1.00 per share. The Company will require a cash injection of an additional $3,000,000 over the next twelve months to launch its products, including a full marketing and branding campaign, and build its inventory and receivables. Management believes this additional capital, the public listing, the management team and the expanded awareness of the Pulse® brand will provide the Company the opportunity to be operationally cash flow positive and profitable over the next twelve months.